Geographical Information (Details) - Schedule of revenue by geographical region - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical Information (Details) - Schedule of revenue by geographical region [Line Items]
Total revenue	$ 8,105,384	$ 8,080,312	$ 37,346,859	$ 37,910,393	$ 34,648,621
Total revenue, percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Southeast Asia [Member]
Geographical Information (Details) - Schedule of revenue by geographical region [Line Items]
Total revenue	$ 2,398,184	$ 1,220,564	$ 7,170,190	$ 12,109,193	$ 25,988,621
Total revenue, percentage	29.60%	15.10%	19.20%	31.90%	75.00%
EU [Member]
Geographical Information (Details) - Schedule of revenue by geographical region [Line Items]
Total revenue	$ 1,199,092	$ 610,282	$ 3,585,095	$ 5,570,000	$ 5,888,800
Total revenue, percentage	14.80%	7.60%	9.60%	14.70%	17.00%
South Korea [Member]
Geographical Information (Details) - Schedule of revenue by geographical region [Line Items]
Total revenue	$ 719,455	$ 366,169	$ 2,151,056	$ 3,770,000	$ 2,771,200
Total revenue, percentage	8.90%	4.50%	5.80%	9.90%	8.00%
Africa [Member]
Geographical Information (Details) - Schedule of revenue by geographical region [Line Items]
Total revenue	$ 479,637	$ 244,113	$ 1,434,038	$ 961,200
Total revenue, percentage	5.90%	3.00%	3.80%	2.50%
North America [Member]
Geographical Information (Details) - Schedule of revenue by geographical region [Line Items]
Total revenue	$ 3,309,017	$ 5,639,184	$ 23,006,480	$ 15,500,000
Total revenue, percentage	40.80%	69.80%	61.60%	40.90%